QUARTERLY REPORT
June 30, 2009

FMI Provident Trust
Strategy Fund

A NO-LOAD MUTUAL FUND

FMI Provident Trust Strategy Fund

July 30, 2009

Dear Fellow Shareholders:

The markets rebounded smartly across the board in the second quarter, and while trailing the S&P 500 Index for the three months ended June, as detailed by Scott, the Fund has performed well over the past eighteen months in one of the most turbulent economic environments any of us in the investment business have ever experienced.  Scott and his investment team’s objective of protecting your investment in the most difficult market environment in the last fifty years has served us well – high cash levels have significantly cushioned us in these turbulent markets.

As detailed in his report, the Fund has increased its stock exposure in the second quarter, amid signs of an improving economic outlook.  While a welcome relief from the most difficult environment of 2008 and the first quarter of 2009, the strong market move is reflective of Wall Street’s belief that the “green shoots” that are emerging will carry over through the balance of 2009 and into 2010.  Our sense is that the market may be ahead of the underlying economic fundamentals in the short run.  Your Fund still has a comfortable cash position of 22%, and as circumstances and individual securities become attractive, Scott and his team will deploy the cash reserve in a prudent fashion.

Scott has now been the lead portfolio manager of the FMI Provident Trust Strategy Fund since September 9, 2002, and the cumulative return of the Fund over that period is 52.39%(1), versus 16.49%(2) for the Standard & Poor’s 500 Index.  The long-term investment objective of the Fund has been to provide a rate of return above that of the market, and most importantly, real rates of return in excess of inflation, which Scott has done in an admirable fashion.

As always, we thank you for your continued support of, and investment in, the FMI Provident Trust Strategy Fund.

Sincerely,

Ted D. Kellner, CFA
President

(1)	The Fund’s one-year and annualized five- and ten-year total returns ended June 30, 2009 were -14.18%, 3.88% and 0.99%, respectively.
(2)	The average annual total returns of the S&P 500 Index for the one, five and ten year periods ended June 30, 2009 were -26.21%, -2.24% and -2.22%, respectively

100 E. Wisconsin Ave., Suite 2200 • Milwaukee, WI  53202 • 414-226-4555
www.fmifunds.com

FMI Provident Trust Strategy Fund

July 15, 2009

Dear Fellow FMI Provident Trust Strategy Fund Shareholders,

FMI Provident Trust Strategy Fund gained +9.1% for the past three months, underperforming the S&P 500’s +15.9% gain.  For the first six months of calendar 2009, the Fund rose +6.4% compared to +3.2% for the S&P 500.  Over the past five years ended June, the Fund gained +3.9% annually versus the S & P’s -2.2% annual return.

Our common stock position increased from 30% to 67% during the second quarter due to improving consumer confidence, credit availability and stabilizing house prices.  We now estimate GDP will “reset” at 4 – 6% below 2007’s peak, a marked improvement from our previous -6 to -10% expectation.  Recent changes in the S&P 500 (big profit losers like GM and Fannie Mae were removed) greatly improves profits.  Specifically, 2008 earnings are revised to $68 (versus the former $49.50) and 2009 estimated earnings are now $60, well above our previous $40-$50 estimate.  The “new” S&P 500 sells at a 6.2% earnings yield, a significant premium to the 4.2% yield for intermediate corporate bonds.  We expect the pace of forward GDP and profits growth will be an anemic 1 – 2% due to consumer debt deleveraging and government intervention.

We remain committed to the greater return power of common stocks (6% annual returns after inflation since 1900).  We attempted over the past 2 years to manage the Fund through unprecedented volatility and the worst profits decline in my 28 years of growth investing by being flexible to changing events and fresh in our selection of portfolio companies.  Although our allocation to stocks is still below average due to the outright lack of growth opportunities available, the Fund’s selection leverage is significant, with seventeen companies representing 67% of total assets.

Thank you for your investment in and support of the FMI Provident Trust Strategy Fund.

Best regards,

J. Scott Harkness, CFA

FMI Provident Trust Strategy Fund
STATEMENT OF NET ASSETS
June 30, 2009 (Unaudited)

Shares/
Principal
Amount		Value(b)

LONG-TERM INVESTMENTS — 77.9% (a)

COMMON STOCKS — 66.9% (a)

CONSUMER SERVICES SECTOR — 5.5%
	Other Consumer Services — 5.5%
90,000	DeVry, Inc.	$4,503,600

FINANCE SECTOR — 14.1%
	Finance/Rental/Leasing — 4.6%
61,250	Visa Inc.	3,813,425

	Investment Banks/Brokers — 9.5%
25,950	The Goldman Sachs Group, Inc.	3,826,068
226,745	Charles Schwab Corp.	3,977,107
		7,803,175
HEALTH SERVICES SECTOR — 7.7%
	Health Industry Services — 7.7%
66,000	Express Scripts, Inc.	4,537,500
77,905	Pharmaceutical Product
	Development, Inc.	1,808,954
		6,346,454
INDUSTRIAL SERVICES SECTOR — 3.2%
	Contract Drilling — 1.3%
36,000	Helmerich & Payne, Inc.	1,111,320

	Engineering & Construction — 1.9%
37,000	Jacobs Engineering Group Inc.	1,557,330

RETAIL TRADE SECTOR — 16.0%
	Apparel/Footwear Retail — 4.1%
106,000	The TJX Companies, Inc.	3,334,760

	Department Stores — 4.8%
92,440	Kohl’s Corp.	3,951,810

	Drugstore Chains — 4.3%
120,000	Walgreen Co.	3,528,000

	Home Improvement Chains — 2.8%
70,495	Fastenal Co.	2,338,319

TECHNOLOGY SERVICES SECTOR — 19.0%
	Information Technology Services — 19.0%
130,000	Accenture Ltd.	4,349,800
90,000	Citrix Systems, Inc.	2,870,100
170,000	Cognizant Technology
	Solutions Corp.	4,539,000
105,510	Infosys Technologies
	Ltd. SP-ADR	3,880,658
		15,639,558
TRANSPORTATION SECTOR — 1.4%
	Trucking — 1.4%
81,490	Heartland Express, Inc.	1,199,533
	Total common stocks	55,127,284

CORPORATE BONDS — 11.0% (a)
$2,200,000	BellSouth Corp.,
	4.75%, due 11/15/12	2,288,896
2,140,000	ConocoPhillips,
	4.75%, due 2/01/14	2,219,184
745,000	The Coca-Cola Co.,
	3.625%, due 3/15/14	754,967
1,400,000	JPMorgan Chase & Co.,
	4.65%, due 6/01/14	1,392,808
2,281,000	Hewlett-Packard Co.,
	4.75%, due 6/02/14	2,380,267
	Total corporate bonds	9,036,122
	Total long-term investments	64,163,406

SHORT-TERM INVESTMENTS — 16.8% (a)
	Federal Agencies — 6.1%
5,000,000	Federal Home Loan Bank,
	0.12%, due 7/06/09	4,999,917

	U.S. Treasury Securities — 10.7%
1,050,000	U.S. Treasury Bills,
	0.32%, due 7/02/09	1,049,997
1,200,000	U.S. Treasury Bills,
	0.15%, due 7/23/09	1,199,881
4,600,000	U.S. Treasury Bills,
	0.14%-0.15%, due 8/20/09	4,599,006
2,000,000	U.S. Treasury Bills,
	0.15%, due 9/10/09	1,999,344
	Total U.S. treasury securities	8,848,228
	Total short-term investments	13,848,145
	Total investments	78,011,551
	Cash and receivables, less
	liabilities — 5.3% (a)	4,364,006
	TOTAL NET ASSETS	$82,375,557
	Net Asset Value Per Share
	($0.01 par value, 300,000,000
	shares authorized), offering
	and redemption price
	($82,375,557 ÷ 12,697,117
	shares outstanding)	$6.49

(a)	Percentages for the various classifications relate to net assets.
(b)
Each security, excluding short-term investments, is valued at the last sale price reported by the principal security exchange on which the issue is traded.  Securities that are traded on the Nasdaq Markets are valued at the Nasdaq Official Closing Price, or if no sale is reported, the latest bid price.  Short-term investments with maturities of 60 days or less are valued at amortized cost which approximates value.

SP-ADR – Sponsored American Depositary Receipts

FMI Provident Trust Strategy Fund
100 East Wisconsin Avenue, Suite 2200
Milwaukee, Wisconsin  53202
www.fmifunds.com
414-226-4555

BOARD OF DIRECTORS
BARRY K. ALLEN
ROBERT C. ARZBAECHER
GORDON H. GUNNLAUGSSON
PAUL S. SHAIN
DONALD S. WILSON

INVESTMENT ADVISER AND ADMINISTRATOR
FIDUCIARY MANAGEMENT, INC.
100 East Wisconsin Avenue, Suite 2200
Milwaukee, Wisconsin  53202

PORTFOLIO MANAGER
PROVIDENT TRUST COMPANY
N16 W23217 Stone Ridge Drive, Suite 310
Waukesha, Wisconsin 53188

TRANSFER AGENT AND
DIVIDEND DISBURSING AGENT
U.S. BANCORP FUND SERVICES, LLC
615 East Michigan Street
Milwaukee, Wisconsin  53202
800-811-5311 or 414-765-4124

CUSTODIAN
U.S. BANK, N.A.
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin  53212

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
PRICEWATERHOUSECOOPERS LLP
100 East Wisconsin Avenue
Suite 1800
Milwaukee, Wisconsin  53202

LEGAL COUNSEL
FOLEY & LARDNER LLP
777 East Wisconsin Avenue
Milwaukee, Wisconsin  53202

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of FMI Provident Trust Strategy Fund unless accompanied or preceded by the Fund’s current prospectus. Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Investment returns do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.fmifunds.com.